Nature of Operations and Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Common Share
Net loss	$ (3,164,487)	$ (2,871,883)	$ (15,709,782)	$ (13,965,019)
LESS: CUMMULATIVE UNPAID PREFERRED DIVIDENDS			(48,409)
Net Income (Loss) Available to Common Stockholders, Basic			$ (15,758,191)	$ (13,965,019)
Weighted average common shares outstanding	18,754,072	6,117,842	11,337,482	3,897,081
Net Loss Per Common Share - basic and diluted	$ (0.17)	$ (0.47)	$ (1.39)	$ (3.58)
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities	14,613,192	1,961,629	13,836,637	1,235,447
Convertible Preferred Stock
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			2,229,702
Stock options
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities	2,868,140	752,167	2,703,587	827,543
Common Stock Warrants
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities	11,745,052	1,209,462	8,903,348	407,904